Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Paid-In Capital	Deferred Compensation Obligation Under Rabbi Trust	Retained Earnings	Treasury Stock	Common Stock Acquired by ESOP	Accumulated Other Comprehensive Income (Loss)	Stock Held by Rabbi Trust
Beginning Balance at Mar. 31, 2010	$ 175,992	$ 305	$ 135,921	$ 233	$ 89,361	$ (45,050)	$ (6,411)	$ 1,820	$ (187)
Net income	8,812				8,812
Other comprehensive loss, net of income tax	(970)							(970)
ESOP shares committed to be released	706		(27)				733
Purchase of treasury stock - 298,000, 1,061 & 2,602 shares for year ended 2011, 2012 & 2013 respectively	(2,707)					(2,707)
Stock option expense	166		166
Restricted Stock Awards Earned	52		52
Funding of Restricted Stock Awards			(362)			362
Funding of Supplemental Executive Retirement Plan	19			19		23			(23)
Tax benefit from stock based compensation	2		2
Cash dividends declared ($ 0.24 per share)	(2,106)				(2,106)
Ending Balance at Mar. 31, 2011	179,966	305	135,752	252	96,067	(47,372)	(5,678)	850	(210)
Net income	7,877				7,877
Other comprehensive loss, net of income tax	(231)							(231)
ESOP shares committed to be released	751		19				732
Purchase of treasury stock - 298,000, 1,061 & 2,602 shares for year ended 2011, 2012 & 2013 respectively	(11)					(11)
Stock option expense	127		127
Restricted Stock Awards Earned	62		62
Funding of Supplemental Executive Retirement Plan	21		(3)	21		20			(17)
Tax benefit from stock based compensation	8		8
Cash dividends declared ($ 0.24 per share)	(2,109)				(2,109)
Ending Balance at Mar. 31, 2012	186,461	305	135,965	273	101,835	(47,363)	(4,946)	619	(227)
Net income	6,610				6,610
Other comprehensive loss, net of income tax	(807)							(807)
ESOP shares committed to be released	782		49				733
Purchase of treasury stock - 298,000, 1,061 & 2,602 shares for year ended 2011, 2012 & 2013 respectively	(27)					(27)
Stock option expense	76		76
Restricted Stock Awards Earned	62		62
Funding of Supplemental Executive Retirement Plan	19		1	19		19			(20)
Tax benefit from stock based compensation	6		6
Exercise of stock options	299		(5)			304
Cash dividends declared ($ 0.24 per share)	(6,153)				(6,153)
Ending Balance at Mar. 31, 2013	$ 187,328	$ 305	$ 136,154	$ 292	$ 102,292	$ (47,067)	$ (4,213)	$ (188)	$ (247)